Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Annual Rates at Depreciation	Annual rates at depreciation are as follows:
%
Computers and electronics equipment	10-33
Laboratory equipment	15
Furniture and equipment	15
Leasehold improvements	10